Non-controlling interests	12 Months Ended
Oct. 31, 2020
Non-controlling interests [Abstract]
Non-controlling interests
28 Non-controlling interests

At October 31, 2019, the Group had minority shareholders in one subsidiary, Novell Japan Ltd. On June 10, 2020, a payment of 2,526,000 JPY ($23,570) was made to acquire 842,000 ordinary 1 JYP shares held. This payment increased the Group’s shareholding from 84.24% to 100%. The Group will therefore no longer have any non-controlling interests.

	October 31, 2020	October 31, 2019	October 31, 2018
	$m	$m	$m
At November 1	1.3	1.0	0.9
Share of profit after tax	-	0.3	0.1
Purchase of non-controlling interests	(1.3)	-	-
At October 31	-	1.3	1.0

Non-controlling interests relate to the companies detailed below:

Company name	Country of incorporation and principal place of business	October 31, 2020 Proportion held	October 31, 2019 Proportion held
Novell Japan Ltd	Japan	100%	84.24%